ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2017
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the "Company") was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange (“NYSE”) in the United States. The Company and its subsidiaries (collectively the “Group”) are principally engaged in the design, development, production and marketing of photovoltaic products and provision of solar system integration services as well as developing commercial solar power projects.

JinkoSolar Technology Limited (“Paker”, formally known as Paker Technology Limited) was incorporated in Hong Kong as a limited liability company on November 10, 2006 by a Hong Kong citizen and a citizen of People's Republic of China ("the PRC"), who held the investment on behalf of three PRC shareholders (the "Shareholders") via a series of entrustment agreements. On December 16, 2008, all of the then existing shareholders of Paker exchanged their respective shares of Paker for equivalent classes of shares of the Company (the "Share Exchange"). As a result, Paker became a wholly-owned subsidiary of the Company. On December 13, 2006, Paker established Jinko Solar Co., Ltd. (“Jiangxi Jinko”) as a wholly foreign owned enterprise in Shangrao, Jiangxi province, the PRC.

The following table sets forth information concerning the Company’s major subsidiaries as of June 30, 2017:

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of ownership

JinkoSolar Technology Limited (“Paker”)*	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	June 30, 2009	PRC	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

Xinjiang Jinko Solar Co., Ltd.	May 30,2016	PRC	100%

Yuhuan Jinko Solar Co., Ltd.	July 29,2016	PRC	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG(“Jinko Switzerland”)	May 3, 2011	Switzerland	100%

JinkoSolar (US) Holdings Inc.(“Jinko US Holding”)	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	100%

JinkoSolar SAS (“Jinko France”)	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd (“Jinko Canada”)	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko Australia”)	December 7, 2011	Australia	100%

Jinko Solar Pty Ltd. (“JinkoSolar South Africa”)	April 13, 2012	South Africa	100%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	100%

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of ownership

JinkoSolar Power Engineering Group Limited (“JinkoSolar Power”)	November 12,2013	Cayman	100%

JinkoSolar WWG Investment Co., Ltd. (“WWG Investment”)	April 8, 2014	Cayman	100%

JinkoSolar Comércio do Brazil Ltda (“JinkoSolar Brazil”)	January 14, 2014	Brazil	100%

Projinko Solar Portugal Unipessoal LDA. (“JinkoSolar Portugal”)	February 20, 2014	Portugal	100%

JinkoSolar Mexico S.DE R.L. DE C.V. (“JinkoSolar Mexico”)	February 25, 2014	Mexico	100%

Shanghai Jinko Financial Information Service Co., Ltd	November 7, 2014	PRC	100%

Jinko Solar Technology SDN.BHD. (“JinkoSolar Malaysia”)	January 21, 2015	Malaysia	100%

Jinko Huineng Technology Services Co., Ltd	July 14,2015	PRC	100%

JinkoSolar Enerji Teknolojileri Anonlm Sirketi	April 13,2017	Turkey	100%

Jinko Solar Sweihan (HK) Limited	October 4,2016	Hong Kong	100%

Jinko Solar (Shanghai) Managemet Co., Ltd	July 25, 2012	PRC	100%

JinkoSolar Trading Privated Limted	Februrary 6, 2017	India	100%

JinkoSolar Middle East DMCC	November 6, 2016	Emirates	100%

Jinko Power International (Hongkong) Limited	July 10, 2015	Hong Kong	100%

JinkoSolar International Development Limited**	August 28, 2015	Hong Kong	100%

Jinkosolar Household PV System Ltd.	January 12,2015	BVI	100%

Canton Best Limited(“Canton Best BVI”)	September 16,2013	BVI	100%

Wide Wealth Group Holding Limited(“Wide Wealth Hong Kong”) ***	June 11,2012	Hong Kong	100%

*In the fourth quarter of 2016, Paker disposed Zhejiang Jinko Financial Leasing Co., Ltd (“Zhejiang Leasing”) with the consideration of RMB183 million (USD26.4 million). Loss on disposal amounted to RMB15.2 million (USD2.2 million) was recognized. Considerations amounted to RMB15.9 million (USD 2.0 million) have been collected as of June 30, 2017.

**In the fourth quarter of 2016, JinkoSolar International Development Limited disposed Jinko Solar (Thailand) Co. Ltd (“Jinko Thailand”) with the consideration of RMB2.4 million (USD0.4 million). Loss of disposal amounted to RMB0.1 million (USD0.02 million) was recognized. Considerations associated with the transaction have all been collected as of June 30, 2017.

***In the fourth quarter of 2016, Wide Wealth Hong Kong disposed all of the 55% equity interest indirectly held by the Company in Jiangxi JinkoSolar Engineering Co., Ltd. (“Jiangxi Jinko Engineering”) to Shangrao Kangsheng Technology Co., Ltd., a company incorporated with limited liability under the laws of the People’s Republic of China, formed by a buyer consortium led by Mr. Xiande Li, chairman of the board of directors of the Company for a total consideration of US$250 million. In conjunction, JinkoSolar Power repurchased all of its Series A, Series A-1 and Series A-2 redeemable convertible preferred shares (Note 8) with considerations of US$225 million from the preferred shareholders, while Wide Wealth Hong Kong agreed to transfer the 45% equity interest of Jiangxi Jinko Engineering to related entities of the preferred shareholders with a total consideration of US$225 million. These two transactions were net-settled as agreed with JinkoSolar Power, Wide Wealth Hong Kong and the preferred shareholders.